Segment information (Tables)	3 Months Ended
Mar. 31, 2025
Operating segments [Abstract]
Disclosure of segment information	We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended March 31,
	2025	2024
Revenue:
Social casino games	$70,281	$79,824
iGaming	13,211	8,319
Total Revenue	$83,492	$88,143
Advertising expenses:
Social casino games	$7,474	$9,933
iGaming	5,066	3,505
Total advertising expenses	$12,540	$13,438
Depreciation and amortization (including right-of-use assets):
Social casino games	$303	$734
iGaming	809	826
Total depreciation and amortization (including right-of-use assets)	$1,112	$1,560
Interest income:
Social casino games	$3,806	$3,431
iGaming	—	—
Total interest income	$3,806	$3,431
Interest expense:
Social casino games	$447	$499
iGaming	2	13
Total interest expense	$449	$512
Profit before income tax:
Social casino games	$33,755	$40,105
iGaming	(977)	(1,732)
Total profit before income tax	$32,778	$38,373

Disclosure of revenue and noncurrent assets by geographical location
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended March 31,
	2025	2024
U.S.	$61,014	$70,186
Canada	4,550	4,755
United Kingdom	12,213	6,781
Korea	—	—
International-other	5,715	6,421
Total	$83,492	$88,143
The following table presents non-current assets by geographical regions (in thousands):

	Three months ended March 31,
	2025	2024
Korea	$2,282	$2,479
U.S.	416,720	416,835
Europe	30,113	29,818
Total (1)	$449,115	$449,132
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.